FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS - Disclosure of detailed information about financial instruments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about financial instruments [line items]
FAIR VALUE CHANGES	$ (8,614)
Investments
Disclosure of detailed information about financial instruments [line items]
FAIR VALUE CHANGES	27,505	$ 7,718
Top-up Rights
Disclosure of detailed information about financial instruments [line items]
FAIR VALUE CHANGES	22,483	6,208
Commitment to issue Preferred Shares
Disclosure of detailed information about financial instruments [line items]
FAIR VALUE CHANGES	(6,937)	7,189
Warrants
Disclosure of detailed information about financial instruments [line items]
FAIR VALUE CHANGES	(2,266)	(26)
Preferred shares
Disclosure of detailed information about financial instruments [line items]
FAIR VALUE CHANGES	22,530	(524)
Phylos Bioscience Inc. ("Phylos") | Secured convertible loan
Disclosure of detailed information about financial instruments [line items]
FAIR VALUE CHANGES	(3,174)	(3,227)
Phylos Bioscience Inc. ("Phylos") | Convertible loan
Disclosure of detailed information about financial instruments [line items]
FAIR VALUE CHANGES	(357)	762
Steady State LLC (d/b/a Open Book Extracts) ("OBX") | Convertible loan
Disclosure of detailed information about financial instruments [line items]
FAIR VALUE CHANGES	(374)	(164)
Sanity Group GmbH ("Sanity Group") | Convertible loan
Disclosure of detailed information about financial instruments [line items]
FAIR VALUE CHANGES	(4,399)	(2,253)
Sanity Group GmbH ("Sanity Group") | Common shares
Disclosure of detailed information about financial instruments [line items]
FAIR VALUE CHANGES	$ (1)	$ (247)